Note 20 - Commitments and Contingencies (Details Textual) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Statement Line Items [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities	$ 11.1	$ 7.8